UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22527

FEG ABSOLUTE ACCESS TEI FUND LLC
(Exact name of registrant as specified in charter)

201 EAST FIFTH STREET, SUITE 1600
CINCINNATI, OHIO 45202
(Address of principal executive offices) (Zip code)

RYAN WHEELER
201 EAST FIFTH STREET, SUITE 1600
CINCINNATI, OHIO 45202
(Name and address of agent for service)

Registrant's telephone number, including area code: (888) 268-0333

Date of fiscal year end: MARCH 31

Date of reporting period: DECEMBER 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please  direct  comments  concerning  the  accuracy of the  information collection  burden  estimate and any  suggestions for reducing the burden to the Secretary,  Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

FEG Absolute Access TEI Fund LLC
Schedule of Investments
December 31, 2013
(unaudited)

	Cost	Fair Value
Investment in FEG Absolute Access Fund LLC (1) - 100.11%	$177,187,980	$200,910,343
Liabilites in excess of other assets - (0.11)%		(219,515)
Total Members' Capital - 100.00%		$200,690,828

(1)	Invests the majority of its assets in FEG Absolute Access Fund LLC
The Schedule of Investments of FEG Absolute Access Fund LLC is included below.

FEG Absolute Access Fund LLC

Schedule of Investments

December 31, 2013
(unaudited)

			Percentage
		Fair	of Members’	Withdrawals
Investment Name	Cost	Value	Capital	Permitted

Investments in Portfolio Funds:(1)
United States:
Multi-Strategy:
Absolute Return Capital Partners, L.P.	$9,426,792	$8,757,789	3.2%	Monthly
AG Super Fund, L.P.(2)	10,308,154	14,006,422	5.1	Annually(3)
BlueTrend Fund, L.P.	8,500,000	8,406,044	3.1	Monthly
Canyon Value Realization Fund, L.P.(2)	10,493,025	15,094,487	5.5	Annually(3)
Claren Road Credit Partners, L.P.	14,914,370	16,607,976	6.1	Quarterly(3)
CVI Global Value Fund A, L.P.(2)	2,356,040	4,977,427	1.8	Quarterly(4)
Davidson Kempner Partners, L.P.	9,054,606	11,403,406	4.2	Semi-Annually
Elliott Associates, L.P.	16,544,000	21,073,714	7.7	Semi-Annually(3)
Eton Park Fund, L.P.(2)	10,439,310	13,081,242	4.8	Quarterly(3)
Farallon Capital Partners, L.P.(2)	13,060,570	16,060,120	5.9	Annually(3)
FIR Tree Credit Opportunity Fund, L.P.	14,350,400	18,077,606	6.6	Annually(3)
Graham Global Investment Fund, Ltd.	11,378,562	11,869,916	4.3	Monthly
GSO Special Situations Fund, L.P.(2)	7,044,941	10,440,451	3.8	Quarterly(3)
HBK Fund II, L.P.	13,497,263	17,053,630	6.2	Quarterly
Highfields Capital II, L.P.(2)	10,028,344	14,817,600	5.4	Annually(4)
MKP Opportunity Partners, L.P	8,500,000	8,919,184	3.3	Monthly
OZ Asia Domestic Partners, L.P.	11,500,000	12,174,982	4.5	Quarterly(3)
Rimrock High Income PLUS (QP) Fund, L.P.	16,500,000	16,879,794	6.2	Quarterly(4)
Stark Investments, L.P.(2)(6)	36,193	8,865	0.0	Quarterly
Stark Investments, L.P. - Class A(7)	180,433	202,006	0.1	Quarterly
Stark Investments, L.P. - Class B(2)	175,511	309,121	0.1	Quarterly
Strategic Value Restructuring Fund, L.P.	13,999,612	15,110,524	5.6	Quarterly(3)
Taconic Opportunity Fund, L.P.(2)	10,423,630	12,708,689	4.7	Quarterly
Total Investments in Portfolio Funds	$222,711,756	$268,040,995	98.2%

FEG Absolute Access Fund LLC

Schedule of Investments (continued)

December 31, 2013
(unaudited)

			Percentage
		Fair	of Members’
Investment Name	Cost	Value	Capital

Short-Term Investments:
Money Market Fund:
Federated Government Obligations Fund #5, 0.01%(8)	$1,555,913	$1,555,913	0.6%
Total Investments in Portfolio Funds
and Short-Term Investments	$224,267,669	$269,596,908	98.8%

Other assets less liabilities		3,285,208	1.2%

Members’ capital		$272,882,116	100.0%

(1)	Non-income producing.
(2)	All or a portion of these investments are held in side-pockets.
(3)	Withdrawals from this portfolio fund are permitted after a one-year lockup period from the date of the initial investment.
(4)	Withdrawals from this portfolio fund are permitted after a two-year lockup period from the date of the initial investment.
(5)
Series 1 shares, or approximately 50% of the investment value, are available after a one-year lockup period. Series six shares, or approximately 50% of the investment value, are available after a two-year lockup period.

(6)	Does not include holdback at cost of $555,498, included in other assets.
(7)	Does not include holdback at cost of $1,459, included in other assets.
(8)	The rate shown is the annualized 7-day yield as of December 31, 2013.

Type of Investment as a Percentage of Total Members' Capital (Unaudited):

FEG Absolute Access Fund LLC (the “Master Fund”), in which FEG Absolute Access TEI Fund LLC (the “Fund”) invests through its investment in FEG Absolute Access TEI Fund LDC, classifies its assets and liabilities in accordance with Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures. Fair value is defined as the price that the Fund and the Master Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions that market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund’s and the Master Fund’s investments.

The inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs (including quoted prices for similar investments).

•	Level 3 – Significant unobservable inputs (including the Fund’s and the Master Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The units of account that are valued by the Master Fund are its interests in the Portfolio Funds and not the underlying holdings of such Portfolio Funds. Thus, the inputs used by the Master Fund to value its investments in each of the Portfolio Funds may differ from the inputs used to value the underlying holdings of such Portfolio Funds.

Investments in Portfolio Funds are classified within Level 2 of the fair value hierarchy if the Master Fund has the ability to redeem the investments at the measurement dates or if the investments are redeemable in the near term in accordance with the normal operating protocols in the Portfolio Funds’ agreements. Investments in Portfolio Funds are classified within Level 3 of the fair value hierarchy if the Master Fund does not know when it will have the ability to redeem its investments or the investments are not redeemable within one year under the normal operating protocols of the Portfolio Funds’ agreements.

 The following table represents Master Fund’s investments carried at fair value by level within the valuation hierarchy as of December 31, 2013:

Investments	Level 1	Level 2	Level 3	Total
Portfolio Funds	$-	$225,623,688	$42,417,307	$268,040,995
Short-Term Investments	1,555,913	-	-	1,555,913
Total	$1,555,913	$225,623,688	$42,417,307	$269,596,908

The Schedule of Investments categorizes the aggregate fair value of the Fund's investments in the Portfolio Funds by domicile, investment strategy, and liquidity.

The Fund discloses transfers between levels based on valuations at the end of the reporting period.  There were no transfers between Levels 1 or 2 as of December 31, 2013. Investments are transferred between Level 2 and Level 3 when the investment can be liquidated within one year.

Investments in
Portfolio Funds
Balance as of March 31, 2013	$22,581,503
Realized gain (loss)	26,805
Net change in unrealized appreciation/(depreciation)	2,637,504
Purchases	19,044,000
Sales	(236,210)
Net transfers in to Level 3	92,922
Net transfers out of Level 3	(1,729,217)
Balance as of December 31, 2013	$42,417,307

Authoritative accounting guidance requires disclosures about the reporting entity’s derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions.  As of December 31, 2013, the Master Fund had not entered into any derivative instruments.

ITEM 2. CONTROLS AND PROCEDURES.

(a)     The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange  Act of 1934,  as amended  (17 CFR  240.13a-15(b) or 240.15d-15(b)).

(b)     There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FEG ABSOLUTE ACCESS TEI FUND LLC

By (Signature and Title)*	/s/ Christopher M. Meyer
Christopher M. Meyer, President
(principal executive officer)

Date	February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher M. Meyer
Christopher M. Meyer, President
(principal executive officer)

Date	February 28, 2014

By (Signature and Title)*	/s/ Mary T. Bascom
Mary T. Bascom, Treasurer
(principal financial officer)

Date	February 28, 2014

* Print the name and title of each signing officer under his or her signature.